Earnings/(Loss) per Share ("EPS") - Computation of Basic and Diluted Earnings per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2020 INR (₨) ₨ / shares shares
Basic earnings/(loss) per share:
Profit/(Loss) for the year attributable to equity holders of the parent		₨ 207,953	$ 2,740	₨ 112,883	₨ (61,248)
Weighted average number of ordinary shares for basic earnings per share	[1]	3,706,455,160	3,706,455,160	3,704,196,924	3,702,554,614
(Loss)/Earnings per share(INR / USD) | (per share)		₨ 56.11	$ 0.74	₨ 30.47	₨ (16.54)
Diluted earnings/(loss) per share:
(Loss)/Profit for the year attributable to equity holders of the parent		₨ 207,953	$ 2,740	₨ 112,883	₨ (61,248)
Adjusted weighted average number of ordinary shares for diluted earnings per share	[1]	3,732,148,735	3,732,148,735	3,727,544,981	3,702,554,614	[2]
(Loss)/Earnings per share(INR / USD) | (per share)		₨ 55.72	$ 0.73	₨ 30.28	₨ (16.54)

[1]	After excluding the impact of treasury shares
[2]	Potential dilutive shares have been considered as anti dilutive for year ended March 31, 2020.